Pensions and other post-employment benefits - Asset Ceiling and Other (Details) € in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€) plan item	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Pensions and Other Post-Employment Benefits
Employer contributions expected to be paid next year	€ 76
Past service cost and gains on curtailments	€ 13	€ 58	€ (131)
Defined benefit plans and post-retirement benefits plans
Pensions and Other Post-Employment Benefits
Weighted average duration of defined benefit obligations	10 years	11 years
Past service cost and gains on curtailments	€ (17)	€ (63)	(140)
Gain/(loss) from change in demographic assumptions	13	(288)	(813)
Settlements	€ 4	€ 5	€ 9
United States.
Pensions and Other Post-Employment Benefits
Number of unions with continuing coverage | item	2
Total number of pension plans | plan	3
United States Pension benefits
Pensions and Other Post-Employment Benefits
Percentage of total healthcare obligations for capped employees	94.00%